Fees Summary	Jun. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 881,236,546.25
Previously Paid Amount	0
Total Fee Amount	121,698.77
Net Fee	$ 121,698.77
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A